FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INCOME (EXPENSES)
Interest income	R$ 272,158	R$ 246,083	R$ 655,474
Interest receivable (customers, taxes and other)	177,636	118,476	124,391
Gain on derivative transactions (Note 31)	315,351	305,996	373,971
Foreign exchange variations on loans and financing (Note 20)	5,140	32,326	113,203
Other revenues from foreign exchange and monetary variation	209,447	3,341,211	406,013
Other financial income	153,138	68,548	82,906
Total	1,132,870	4,112,640	1,755,958
Loan, financing, debenture and finance lease charges (Note 20)	(830,686)	(510,398)	(932,727)
Foreign exchange variation on loans and financing (Note 20)	(4,036)	(61,174)	(129,049)
Loss on derivative transactions (Note 31)	(263,388)	(295,208)	(415,956)
Interest payable (financial institutions, provisions, trade accounts payable, taxes and other)	(144,779)	(186,238)	(136,425)
Other expenses with foreign exchange and monetary variation	(615,291)	(963,463)	(876,948)
IOF, PIS, Cofins and other financial expenses	(94,831)	(269,006)	(167,897)
Total	(1,953,011)	(2,285,487)	(2,659,002)
Financial income (expenses), net	(820,141)	1,827,153	(903,044)
Tax credit value included in other revenues from foreign exchange and monetary variation		2,926,247
PIS and COFINS for indexation for inflation credits, included in other financial expenses		136,070
Leases charges	R$ 45,798	R$ 45,501	R$ 45,265